UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21675

WY Funds, Inc.
 (Exact name of registrant as specified in charter)

5502 N. Nebraska Ave, Tampa, FL  33604
(Address of principal executive offices) (Zip code)

Mitchell York, Wertz York Capital Management Group, LLC,
5502 N. Nebraska Ave, Tampa, FL  33604
(Name and address of agent for service)

Registrant's telephone number, including area code: 813-932-2750

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2008 to 06/30/2009

Item 1. Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WY Funds, Inc.

By (Signature and Title)    /s/Mitchell York
Mitchell York, President
Principal Executive Officer

Date    7/23/2009